Consolidated Balance Sheets (Parentheticals)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Limted Partners - Common Units Outstanding	69,372,077	69,372,077
Limited Partners - Preferred Units Outstanding	15,555,554	0